Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other current payables [abstract]
Trade payables	$ 3,403	$ 5,762
Wages and benefits payable	1,651	1,297
Indemnification payable (note 6)	716	113
Current portion of royalty payment obligations (note 17)		25
Current portion of other employee benefit liabilities (note 17)	198	146
Trade and other current payables	$ 5,968	$ 7,343